Net borrowings - Schedule of net borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jun. 30, 2023		Dec. 31, 2022		Jun. 30, 2022
Borrowings [abstract]
Borrowings due within one year and bank overdrafts	$ (2,004)	$ (2,142)		$ (2,767)
Borrowings due after one year	(19,476)	(18,649)	[1]	(18,365)	[1]
Fair value of foreign currency forwards and swaps	406	436		643
Fair value of interest rate hedging instruments	(366)	(476)		(507)
Lease liabilities	(572)	(564)		(526)
Gross borrowings	(22,012)	(21,395)		(21,522)
Cash and cash equivalents	1,529	1,813	[1]	3,319	[1],[2]
Net borrowings	$ (20,483)	$ (19,582)		$ (18,203)		$ (17,107)

[1]	(1) See page F-7 for an explanation under Basis of preparation.
[2]	(1) See page F-7 for an explanation under Basis of preparation.